UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Altimeter Capital Management, LLC
     Address:    One International Place
                 Suite 2400
                 Boston, MA 02110

13F File Number: 28-14752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       John J. Kiernan III
     Title:      Chief Compliance Officer
     Phone:      617-310-6142

     Signature, Place, and Date of Signing:
     John J. Kiernan III                Boston, MA               5/14/2013
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: 340,134
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names

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
                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ALASKA AIR GROUP INC          Com            011659109   12,604   197,054 SH          Sole               197,054
AVIS BUDGET GROUP             Com            053774105   38,905 1,397,966 SH          Sole             1,397,966
BOYD GAMING CORP              Com            103304101    1,654   200,000 SH          Sole               200,000
CALLIDUS SOFTWARE INC         Com            13123E500      553   120,947 SH          Sole               120,947
CHURCHILL DOWNS INC           Com            171484108      932    13,301 SH          Sole                13,301
CTRIP COM INTERNATIONAL LTD   Sponsored ADR  22943F100   22,934 1,072,700 SH          Sole             1,072,000
DELTA AIR LINES INC DEL       Com New        247361702   88,031 5,332,006 SH          Sole             5,332,006
DEMANDWARE                    Com            24802Y105    1,446    57,044 SH          Sole                57,044
ELONG INC                     Sponsored ADR  290138205    1,043    69,176 SH          Sole                69,176
F5 NETWORKS INC               Com            315616102      445     5,000 SH          Sole                 5,000
FACEBOOK INC                  Cl A           30303M102    8,631   337,400 SH          Sole               337,400
FINISAR CORP                  Com            31787A507    1,494   113,300 SH          Sole               113,300
HERTZ GLOBAL HOLDINGS INC     Com            42805T105   16,397   736,592 SH          Sole               736,592
INTERXION HOLDING N.V.        SHS            N47279109    1,211    50,000 SH          Sole                50,000
MICROS SYS INC                Com            594901100    2,276    50,000 SH          Sole                50,000
ORBITZ WORLDWIDE INC          Com            68557K109      634   111,000 SH          Sole               111,000
PRICELINE COM INC             Com            741503403   59,162    86,000 SH          Sole                86,000
QUALCOMM INC                  Com            747525103    1,674    25,000 SH          Sole                25,000
REALPAGE INC                  Com            75606N109    2,899   140,000 SH          Sole               140,000
RED HAT INC                   Com            756577102    3,034    60,000 SH          Sole                60,000
ROYAL CARIBBEAN CRUISES LTD   Com            V7780T103   49,830 1,500,000 SH          Sole             1,500,000
SPIRIT AIRLS INC              Com            848577102    2,536   100,000 SH          Sole               100,000
TANGOE INC                    Com            87582Y108    1,724   139,106 SH          Sole               139,106
UNITED CONTL HLDGS INC        Com            910047109   16,469   514,502 SH          Sole               514,502
US AIRWAYS GROUP INC          Com            90341W108    3,617   213,148 SH          Sole               213,148

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